FAIR VALUE AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Fair Value and Financial Instruments [Abstract]
FAIR VALUE AND FINANCIAL INSTRUMENTS	NOTE 24 - FAIR VALUE AND FINANCIAL INSTRUMENTS
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
Fair Value
The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Group utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. IFRS 13, Fair
Value Measurement (“IFRS 13”) establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is defined as follows:

Level 1:	Inputs are unadjusted, quoted prices in active markets for identical assets at the measurement date.
Level 2:	Inputs (other than quoted prices included in Level 1) can include the following:
(1)Observable prices in active markets for similar assets;
(2)Prices for identical assets in markets that are not active;
(3)Directly observable market inputs for substantially the full term of the asset; and
(4)Market inputs that are not directly observable but are derived from or corroborated by observable market data.

Level 3:	Unobservable inputs which reflect the Directors’ best estimates of what market participants would use in pricing the asset at the measurement date.
Financial Instruments
WORKING CAPITAL
The carrying values of cash and cash equivalents, trade receivables, other current assets, accounts payable and other current liabilities in the Consolidated Statement of Financial Position approximate fair value because of their short-term nature. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, Financial Instruments (“IFRS 9”), which requires expected lifetime losses to be recognized from initial recognition of the receivables. Financial liabilities are initially measured at fair value and subsequently measured at amortized cost.
For borrowings, derivative financial instruments, and leases the following methods and assumptions were used to estimate fair value:
BORROWINGS
The fair values of the Group’s ABS Notes and Term Loan I are considered to be a Level 2 measurement on the fair value hierarchy. The carrying values of the borrowings under the Group’s Credit Facility (to the extent utilized) approximates fair value because the interest rate is variable and reflective of market rates. The Group considers the fair value of its Credit
Facility to be a Level 2 measurement on the fair value hierarchy.
LEASES
The Group initially measures the lease liability at the present value of the future lease payments. The lease payments are discounted using the interest rate implicit in the lease. When this rate cannot be readily determined, the Group uses its incremental borrowing rate.
DERIVATIVE FINANCIAL INSTRUMENTS
The Group measures the fair value of its derivative financial instruments based upon a pricing model that utilizes market-based inputs, including, but not limited to, the contractual price of the underlying position, current market prices, natural gas and liquids forward curves, discount rates such as the U.S. Treasury yields, SOFR curve, and volatility factors.
The Group has classified its derivative financial instruments into the fair value hierarchy depending upon the data utilized to determine their fair values. The Group’s fixed price swaps (Level 2) are estimated using third-party discounted cash flow calculations using the NYMEX futures index for natural gas and oil derivatives and OPIS for NGLs derivatives. The Group utilizes discounted cash flow models for valuing its interest rate derivatives (Level 2). The net derivative values attributable to the Group’s interest rate derivative contracts as of December 31, 2023 are based on (i) the contracted notional amounts, (ii)
active market-quoted SOFR yield curves and (iii) the applicable credit-adjusted risk-free rate yield curve.
The Group’s call options, put options, collars and swaptions (Level 2) are valued using the Black-Scholes model, an industry standard option valuation model that takes into account inputs such as contract terms, including maturity, and market parameters, including assumptions of the NYMEX and OPIS futures index, interest rates, volatility and credit worthiness. Inputs to the Black-Scholes model, including the volatility input are obtained from a third-party pricing source, with independent verification of the most significant inputs on a monthly basis. A change in volatility would result in a change in fair value measurement, respectively.
The Group’s basis swaps (Level 2) are estimated using third-party calculations based upon forward commodity price curves.
CONTINGENT CONSIDERATION
These liabilities represent the estimated fair value of potential future payments the Group may be required to remit under the terms of historical purchase agreements entered into for asset acquisitions and business combinations. In instances when the contingent consideration relates to the acquisition of a group of assets, the Group records changes in the fair value of the contingent consideration through the basis of the asset acquired rather than through other income (expense) in the Consolidated Statement of Comprehensive Income as it does for business combinations. During the years ended
December 31, 2023, 2022 and 2021, the Group recorded $0, $1,036 and $9,482, respectively, in revaluations related to contingent consideration associated with asset acquisitions and $0, $0 and $8,963, respectively, associated with business combinations.
The contingent consideration represented in the Group’s financial statements is associated with the 2020 Carbon and EQT acquisitions. The maximum contingent consideration payment of $15,000 associated with the Carbon acquisition and the remaining contingent consideration payment of $8,547 associated with the EQT acquisition was made during the year ended
December 31, 2022, settling both contingencies in their entirety.
The Group remeasures the fair value of the contingent consideration at each reporting period. This estimate requires assumptions to be made, including forecasting the NYMEX Henry Hub natural gas settlement prices relative to stated floor and target prices in future periods. In determining the fair value of the contingent consideration liability, the Group used the Monte
Carlo simulation model, which considers unobservable input variables, representing a Level 3 measurement. While valued under this technique, presently there are no remaining contingent payments.
There were no transfers between fair value levels for the year ended December 31, 2023.
The following table includes the Group's financial instruments as of the periods presented:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$3,753	$7,329
Trade receivables and accrued income	190,207	296,781
Other non-current assets	9,172	4,351
Other non-current liabilities(a)	(1,946)	(1,669)
Other current liabilities(b)	(272,101)	(417,201)
Derivative financial instruments at fair value	(557,460)	(1,429,966)
Leases	(31,122)	(28,862)
Borrowings	(1,324,848)	(1,498,166)
Total	$(1,984,345)	$(3,067,403)
(a)Excludes the long-term portion of the value associated with the upfront promote received from Oaktree.
(b)Includes accrued expenses, net revenue clearing and revenue to be distributed. Excludes taxes payable and asset retirement obligations.